Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2015-C29
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners, Inc.
Mortgage Loan Detail (Part 1)	15		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Trust Advisor	BellOak, LLC
Historical Detail	18		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	19		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989KAS2	1.477000%	50,145,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989KAT0	2.552000%	30,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989KAU7	3.368000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989KAV5	3.637000%	476,065,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989KAW3	3.400000%	97,199,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989KAX1	4.013000%	88,277,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
B	94989KBA0	4.194000%	70,621,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.50%
C	94989KBB8	4.365493%	50,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.25%
D	94989KBC6	4.365493%	58,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	7.25%
E	94989KAE3	4.365493%	23,541,000.00	4,882,481.60	4,882,481.60	17,762.03	0.00	0.00	4,900,243.63	0.00	0.00%	5.25%
F	94989KAG8	4.365493%	11,770,000.00	11,770,000.00	519,153.01	42,818.21	0.00	0.00	561,971.22	11,250,846.99	75.51%	4.25%
G	94989KAJ2	4.365493%	50,024,121.00	36,438,313.17	0.00	0.00	0.00	1,743,196.96	0.00	34,695,116.21	0.00%	0.00%
V1	94989KAL7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V2	94989KAP8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989KAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,177,025,124.00	53,090,794.77	5,401,634.61	60,580.24	0.00	1,743,196.96	5,462,214.85	45,945,963.20

X-A	94989KAY9	4.365493%	912,194,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989KAZ6	4.365493%	120,645,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,032,839,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					5,401,634.61	60,580.24	0.00	1,743,196.96	5,462,214.85

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989KAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989KAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989KAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989KAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989KAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989KAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989KBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989KBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989KBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E	94989KAE3	207.40332186	207.40332186	0.75451468	0.00000000	0.00000000	0.00000000	0.00000000	208.15783654	0.00000000
F	94989KAG8	1,000.00000000	44.10815718	3.63791079	0.00000000	0.00000000	0.00000000	0.00000000	47.74606797	955.89184282
G	94989KAJ2	728.41486150	0.00000000	0.00000000	2.64990823	18.59461559	0.00000000	34.84712825	0.00000000	693.56773325
V1	94989KAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	94989KAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989KAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989KAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989KAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E	07/01/26 - 07/30/26	30	0.00	17,762.03	0.00	17,762.03	0.00	0.00	0.00	17,762.03	0.00
F	07/01/26 - 07/30/26	30	0.00	42,818.21	0.00	42,818.21	0.00	0.00	0.00	42,818.21	0.00
G	07/01/26 - 07/30/26	30	797,619.97	132,559.33	0.00	132,559.33	132,559.33	0.00	0.00	0.00	930,179.30
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			797,619.97	193,139.57	0.00	193,139.57	132,559.33	0.00	0.00	60,580.24	930,179.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989KAX1	N/A	88,277,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989KBA0	N/A	70,621,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989KBB8	N/A	50,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,922,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989KBD4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989KBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	5,462,214.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	194,360.67	Master Servicing Fee	196.01
Interest Reductions due to Nonrecoverability Determination	(150,040.84)	Certificate Administrator Fee	0.00
Interest Adjustments	803.14	Trustee Fee	178.30
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	22.86
ARD Interest	0.00	Trust Advisor Fee	105.61
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	45,122.97	Total Fees	502.77

Principal		Expenses/Reimbursements
Scheduled Principal	32,900.86	Reimbursement for Interest on Advances	(1,295.24)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	7,111,930.71	Special Servicing Fees (Monthly)	(13,392.90)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(618.80)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	1,741,306.26
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,144,212.77	Total Expenses/Reimbursements	1,726,618.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	60,580.24
Excess Liquidation Proceeds	0.00	Principal Distribution	5,401,634.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,462,214.85
Total Funds Collected	7,189,335.74	Total Funds Distributed	7,189,335.74

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	53,090,794.77	53,090,794.77	Beginning Certificate Balance	53,090,794.77
(-) Scheduled Principal Collections	32,900.86	32,900.86	(-) Principal Distributions	5,401,634.61
(-) Unscheduled Principal Collections	7,111,930.71	7,111,930.71	(-) Realized Losses	1,743,196.96
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	618.80
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,741,306.26
(-) Realized Losses from Collateral	618.80	618.80	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	1,271.90
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	45,945,963.20	45,945,963.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	53,314,660.76	53,314,660.76	Ending Certificate Balance	45,945,963.20
Ending Actual Collateral Balance	46,147,971.42	46,147,971.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	1,741,306.26	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,741,306.26	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	1	7,820,653.75	17.02%	(15)	4.3400	0.293000
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	4,236,580.73	9.22%	(16)	4.2400	1.370900
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,236,580.73	9.22%	(16)	4.2400	1.370900	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	33,888,728.72	73.76%	(14)	4.1400	1.620700
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,820,653.75	17.02%	(15)	4.3400	0.293000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	33,888,728.72	73.76%	(14)	4.1400	1.620700	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673	Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	7,820,653.75	17.02%	(15)	4.3400	0.293000
							Office	2	41,709,382.47	90.78%	(14)	4.1775	1.371752
Massachusetts	1	33,888,728.72	73.76%	(14)	4.1400	1.620700
							Retail	1	4,236,580.73	9.22%	(16)	4.2400	1.370900
Ohio	1	4,236,580.73	9.22%	(16)	4.2400	1.370900
							Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% or 4.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	38,125,309.45	82.98%	(14)	4.1511	1.592942	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	7,820,653.75	17.02%	(15)	4.3400	0.293000	49 months or greater	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.251%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	45,945,963.20	100.00%	(14)	4.1833	1.371673	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	181 to 300 months	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673	361 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	2	41,709,382.47	90.78%	(14)	4.1775	1.371752	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	4,236,580.73	9.22%	(16)	4.2400	1.370900	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	45,945,963.20	100.00%	(14)	4.1833	1.371673
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310927160	1	OF	Canton	MA	Actual/360	4.140%	0.00	0.00	0.00	N/A	06/11/25	--	33,888,728.72	33,888,728.72	02/11/26
34	300571315	1	MF	Clinton Township	MI	Actual/360	4.690%	29,620.93	7,135,569.34	0.00	N/A	05/06/25	05/06/27	7,135,569.34	0.00	08/06/26
35	410928269	1	OF	Clearwater	FL	Actual/360	4.340%	0.00	0.00	0.00	N/A	05/11/25	05/11/27	7,820,653.75	7,820,653.75	07/11/26
67	300571298	1	RT	Richmond Heights	OH	Actual/360	4.240%	15,502.04	9,262.23	0.00	N/A	04/06/25	--	4,245,842.96	4,236,580.73	07/06/26
Totals								45,122.97	7,144,831.57	0.00				53,090,794.77	45,945,963.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	1	3,606,054.00	0.00	--	--	07/13/26	9,000,080.75	91,198.25	(779.45)	893,301.94	578,165.88	1,741,306.26
34	1	779,913.00	0.00	--	--	08/11/25	0.00	0.00	0.00	0.00	0.00	0.00
35	1	173,109.00	0.00	--	--	--	0.00	28,920.50	0.00	0.00	0.00	0.00
67	1	407,400.00	101,850.00	01/01/24	03/31/24	05/11/26	386,901.11	0.00	24,691.15	24,691.15	0.00	0.00
Totals		4,966,476.00	101,850.00				9,386,981.86	120,118.75	23,911.70	917,993.09	578,165.88	1,741,306.26

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
34	300571315	1	7,111,930.71	Disposition	0.00	0.00
Totals			7,111,930.71		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	33,888,728.72	0	0.00	0	0.00	1	7,111,930.71	4.183264%	3.906554%	(14)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	33,888,728.72	0	0.00	0	0.00	1	19,300,439.67	4.251380%	3.974670%	(13)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,496,003.86	4.203462%	3.911574%	(13)
05/15/26	0	0.00	0	0.00	1	7,820,653.75	0	0.00	0	0.00	1	7,820,653.75	2	1,332,440.08	0	0.00	4.200616%	3.909176%	(12)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,020,112.56	0	0.00	0	0.00	4.204690%	3.913254%	(11)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,047,164.77	4.204748%	3.913328%	(10)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.247939%	3.953299%	(9)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.248098%	3.953465%	(8)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	18,414,449.02	4.248256%	3.953630%	(7)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,168,080.38	4.260656%	3.968454%	(6)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	86,202,214.58	4.273546%	4.000189%	(5)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.244022%	3.969332%	(4)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310927160	02/11/26	5	5	(779.45)	893,301.94	787,336.63	34,227,760.69	06/18/25	7			06/04/26
35	410928269	07/11/26	0	A	0.00	0.00	0.00	7,674,367.77	05/27/25	8
67	300571298	07/06/26	0	5	24,691.15	24,691.15	0.00	4,245,842.96	11/19/24	2
Totals					23,911.70	917,993.09	787,336.63	46,147,971.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,125,309	0	4,236,581		33,888,729
0 - 6 Months		0	0	0		0
7 - 12 Months		7,820,654	7,820,654	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	45,945,963	12,057,234	0	0	0	33,888,729
Jul-26	53,090,795	14,956,223	4,245,843	0	0	33,888,729
Jun-26	85,718,489	14,980,696	0	36,780,807	33,956,986	0
May-26	88,318,126	39,708,724	0	0	48,609,402	0
Apr-26	89,759,447	4,274,425	0	0	85,485,022	0
Mar-26	89,859,034	4,283,550	0	0	85,575,484	0
Feb-26	99,061,378	0	0	0	99,061,378	0
Jan-26	99,195,175	0	0	0	99,195,175	0
Dec-25	99,328,470	4,312,226	0	0	95,016,245	0
Nov-25	120,835,835	4,321,720	0	0	116,514,116	0
Oct-25	128,293,018	0	0	0	128,293,018	0
Sep-25	214,985,134	0	0	0	214,985,134	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310927160	33,888,728.72	34,227,760.69	29,600,000.00	06/03/26	3,606,054.00	1.62070	12/31/25	06/11/25	225
34	300571315	0.00	-	12,200,000.00	02/06/26	779,913.00	1.23890	12/31/25	05/06/25	224
35	410928269	7,820,653.75	7,674,367.77	5,900,000.00	05/01/26	173,109.00	0.29300	12/31/25	05/11/25	224
67	300571298	4,236,580.73	4,245,842.96	4,400,000.00	04/03/26	101,850.00	1.37090	03/31/24	04/06/25	225
Totals		45,945,963.20	46,147,971.42	52,100,000.00		4,660,926.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310927160	OF	MA	06/18/25	7

REO Title Date: June 4, 2026. Description of Collateral: The collateral consists of a 259,341 SF, two-story, Class A, multi-tenant suburban office located in Canton, Massachusetts and situated on a 20.3-acre site ("Property"). Originally built in

1985 and fully renovated in 2007, the building offers a full-service cafeteria, a 7.9K SF fitness center, and surface parking for 1,027 vehicles. The Property is 76% occupied as of 12/2025. Deferred Maintenance/Repair Issues: Per inspection report dated 07/17/202 5, the Property is in good condition. There were no DM items noted. PM team is reviewing building mechanical systems, and a roof survey has been completed. Leasing Summary: No renewals or new leases completed to date. A Renewal with Siemens Corporation (2 2,168 SF) is being finalized. Marketing Summary: The Asset is not currently listed for sale.
34	300571315	MF	MI	05/20/25	11

Loan transferred on 5/20/25 for Maturity Default as Borrower failed to pay the Loan off at the Maturity of 5/6/25. Collateral consists of a 128-unit independent living community totaling 145,336 SF ("Property") located in Clinton Township, MI.

Property Y E2025 NOI of ~$780K and occupancy of 91%, as of 12/31/25. Notice of Default was sent on 5/27/25. Local counsel was retained to file for foreclosure and/or receivership, if necessary. Lender conditionally approved a Modification and

Maturity Extension with Borrower, and the transaction closed on 3/31/26. The new Maturity date is now 5/6/27. Borrower is in the process of selling the Property, and the closing is expected to occur in August 2026. Loan paid off 8/3/2026.

35	410928269	OF	FL	05/27/25	8
Loan transferred to Special May 2025

67	300571298	RT	OH	11/19/24	2

The Loan was transferred to the Special Servicer on 11/19/2024 for Delinquent Payments. The Loan is scheduled to mature on 4/15/2025. The collateral consists of a single tenant build-to-suit retail building 100% occupied by Walgreens and located in Richmond Heights, Ohio. The improvements were built in 2004 and consist of 13,216 SF situated on a 1.59-acre site with 69 parking spaces (5.22/1,000 SF). As of the Annualized YTD 3/25 financials, the Property reported an

NOI/DSCR of $385K/1.30x. Borrower has not provided updated financials. Still waiting for the court to rule on the parties' respective motions for summary judgment. Cash management in place and functioning properly.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
34	300571315	1	0.00	4.69000%	0.00	4.69000%	1	03/31/26	05/06/25	--
35	410928269	1	0.00	4.34000%	0.00	4.34000%	1	04/30/26	05/11/25	--
56	300571314	1	6,048,709.61	4.60000%	6,048,709.61	4.60000%	10	04/06/20	04/06/20	07/13/20
56	300571314	1	0.00	4.60000%	0.00	4.60000%	10	07/13/20	04/06/20	04/06/20
60	300571305	1	5,417,648.93	4.60000%	5,417,648.93	4.60000%	10	07/03/20	07/06/20	09/11/20
60	300571305	1	0.00	4.60000%	0.00	4.60000%	10	09/11/20	07/06/20	07/03/20
74	300571301	1	0.00	4.55000%	0.00	4.55000%	8	04/20/22	03/04/22	--
Totals			11,466,358.54		11,466,358.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	310928144	10/20/25	86,388,870.70	142,000,000.00	89,134,379.95	1,313,361.83	89,134,379.95	87,821,018.12	0.00	0.00	0.00	0.00	0.00%
2	303950002	07/17/26	32,525,236.58	22,900,000.00	19,979,735.25	679,295.58	19,979,735.25	19,300,439.67	13,224,796.91	0.00	0.00	13,224,796.91	33.14%
7	310928756	07/17/25	21,749,396.58	36,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
17	303950017	12/17/25	15,553,826.30	36,500,000.00	17,026,257.70	1,472,431.40	17,026,257.70	15,553,826.30	0.00	0.00	0.00	0.00	0.00%
26	301741068	03/17/26	9,085,844.31	26,500,000.00	10,516,432.48	1,430,588.17	10,516,432.48	9,085,844.31	0.00	0.00	0.00	0.00	0.00%
34	300571315	08/17/26	7,135,569.34	12,200,000.00	7,205,449.97	69,880.63	7,205,449.97	7,135,569.34	0.00	0.00	0.00	0.00	0.00%
44	300571321	11/18/25	7,185,845.33	13,500,000.00	7,769,428.25	419,387.21	7,769,428.25	7,350,041.04	0.00	(618.80)	(618.80)	618.80	0.00%
48	301741070	02/17/22	6,929,152.16	6,800,000.00	7,180,338.75	751,206.90	7,180,338.75	6,429,131.85	500,020.34	0.00	139,008.75	361,011.59	4.76%
52	410928955	07/17/25	7,200,000.00	10,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
53	310927981	03/17/25	5,974,982.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	300571314	10/17/22	5,667,478.61	10,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
85	300571312	12/17/25	2,898,947.74	4,230,000.00	3,175,357.93	276,410.19	3,175,357.93	2,898,947.74	0.00	0.00	0.00	0.00	0.00%
94	410927906	06/17/26	2,502,875.18	3,100,000.00	2,799,020.26	174,271.40	2,799,020.26	2,624,748.86	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			7,135,569.34	12,200,000.00	7,205,449.97	69,880.63	7,205,449.97	7,135,569.34	0.00	0.00	0.00	0.00
Cumulative Totals			210,798,025.60	324,530,000.00	164,786,400.54	6,586,833.31	164,786,400.54	158,199,567.23	13,724,817.25	(618.80)	138,389.95	13,586,427.30

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	1,271.90	0.00	0.00	0.00	0.00	1,271.90	0.00	0.00	1,271.90
1	310928144	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	303950002	07/17/26	0.00	0.00	13,224,796.91	0.00	0.00	13,224,796.91	0.00	0.00	13,224,796.91
7	310928756	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	303950017	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	301741068	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	300571315	08/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	300571321	08/17/26	0.00	0.00	618.80	0.00	0.00	618.80	0.00	0.00	618.80
		11/18/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	301741070	02/17/23	0.00	0.00	361,011.59	0.00	0.00	1,328.75	0.00	0.00	361,011.59
		10/17/22	0.00	0.00	359,682.84	0.00	0.00	4,184.45	0.00	0.00
		09/16/22	0.00	0.00	355,498.39	0.00	0.00	440.00	0.00	0.00
		08/17/22	0.00	0.00	355,058.39	0.00	0.00	(144,961.95)	0.00	0.00
		02/17/22	0.00	0.00	500,020.34	0.00	0.00	500,020.34	0.00	0.00
52	410928955	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	310927981	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	300571314	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	300571312	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
94	410927906	06/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			1,271.90	0.00	618.80	0.00	0.00	1,890.70	0.00	0.00	1,890.70
Cumulative Totals			1,271.90	0.00	13,586,427.30	0.00	0.00	13,587,699.20	0.00	0.00	13,587,699.20

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	7,295.49	0.00	0.00	0.00	0.00	120,813.32	0.00	0.00	0.00	0.00
34	(803.14)	0.00	(22,851.56)	0.00	0.00	0.00	0.00	0.00	(1,295.24)	0.00	0.00	0.00
35	0.00	0.00	1,249.13	0.00	0.00	0.00	0.00	29,227.52	0.00	0.00	0.00	0.00
67	0.00	0.00	914.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(803.14)	0.00	(13,392.90)	0.00	0.00	0.00	0.00	150,040.84	(1,295.24)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		134,549.56

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Supplemental Notes
Revision - November 2022
Deal was revised to include an additional curtailment reported by the servicer.

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